Financial instruments: valuation - Hierarchy of liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of liabilities
Liabilities	£ 149,577	£ 167,807
Trading deposits
Fair value of liabilities
Liabilities	42,487	38,660
Debt securities in issue, trading
Fair value of liabilities
Liabilities	797	974
Short positions, trading
Fair value of liabilities
Liabilities	9,524	24,964
Derivatives [Member]
Fair value of liabilities
Financial liabilities	94,047	100,835
Liabilities	94,047	100,835
Financial liabilities (other)
Fair value of liabilities
Financial liabilities	49,107	49,326
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,327	1,103
Other deposits
Fair value of liabilities
Liabilities	1,050	568
Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	6,260	8,429
Liabilities	345	703
Level 1
Fair value of liabilities
Liabilities	£ 7,464	£ 20,507
As % of Total FV Assets	5.00%	12.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 7,462	£ 20,507
Level 1 | Derivatives [Member]
Fair value of liabilities
Liabilities	2
Level 2
Fair value of liabilities
Liabilities	£ 141,137	£ 146,691
As % of Total FV Assets	94.00%	88.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 42,486	£ 38,658
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	797	974
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	2,062	4,456
Level 2 | Derivatives [Member]
Fair value of liabilities
Liabilities	93,070	100,229
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,327	1,103
Level 2 | Other deposits
Fair value of liabilities
Liabilities	1,050	568
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	345	703
Level 3
Fair value of liabilities
Liabilities	£ 976	£ 609	£ 894
As % of Total FV Assets	1.00%	0.00%
Level 3 | Trading deposits
Fair value of liabilities
Liabilities	£ 1	£ 2
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities		1
Level 3 | Derivatives [Member]
Fair value of liabilities
Liabilities	£ 975	£ 606